Restructuring Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Severance and related costs		$ 36,000		$ 30,000
Restructuring charge		55,411		175,785	$ 106	$ 7,636
Estimated withdrawal liabilities		24,000	$ 25,000	33,630	32,044	30,858
Restructuring liabilities		98,093		118,844	56,881	71,218	$ 77,298
Unused facility lease settlement cost		3,000
Multi Employer Pension Withdrawal Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities		$ 36,000		$ 36,000
Multi Employer Pension Withdrawal Liabilities [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Interest rate on restructuring liabilities		5.90%		5.90%
Multi Employer Pension Withdrawal Liabilities [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Interest rate on restructuring liabilities		6.50%		6.50%
Central States Teamsters Union Pension Plan [Member] | Related Facilities Union Contracts [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge				$ 88,000
Estimated withdrawal liabilities				97,000
Baltimore Maryland Distribution Facility [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 55,000
Baltimore Maryland Distribution Facility [Member] | Multi Employer Pension Withdrawal Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Estimated withdrawal liabilities	$ 50,000	$ 50,000		50,000
Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge		52,848		175,749	106	7,308
Restructuring liabilities		97,290		$ 118,634	$ 56,450	$ 69,072	$ 74,121
Severance and Related Costs [Member] | Field Procurement and Operations Reorganization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities		11,000
Severance and Related Costs [Member] | Multi Employer Pension Withdrawal Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities		$ 86,000